Business Combination (Details Textual) - USD ($)		1 Months Ended			3 Months Ended
	Feb. 19, 2019	Mar. 31, 2019	Mar. 31, 2019	Feb. 12, 2019	Mar. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross					$ 193,478,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable					$ 172,349,000
Business Acquisition, Share Price	$ 10.00	$ 10	$ 10		$ 10
Share Price	$ 12.00					$ 18.00
Escrow Deposit	$ 3,100,000
Common Stock Held in Escrow	242,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	1,218,937
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		408,667			408,667
Temporary Equity, Redemption Price Per Share	$ 10.00
Temporary Equity Number Of Shares Redeemed		0	0		0
Business Combination, Acquisition Related Costs			$ 35,029,000
GTY Cayman [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	380,937
Transfer Restriction [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 2,008,283
Bonfire Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	48,000,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 2,156,014
Business Acquisition, Share Price	$ 10.00
Common Stock Held in Escrow	690,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	408,667
Bonfire Acquisition [Member] | Transfer Restriction [Member]
Business Acquisition [Line Items]
Business Acquisition Shares Exchange	2,093,612
CityBase [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 3,155,961
Ecivis Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	14,000,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 2,883,433
Share Price	$ 12.00
Escrow Deposit	$ 3,600,000
Temporary Equity, Redemption Price Per Share	$ 10.00
Temporary Equity Number Of Shares Redeemed	703,631
Open Counter Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 9,700,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 1,580,990
Business Acquisition, Share Price	$ 10.00
Share Price	$ 12.00
Escrow Deposit	$ 1,300,000
Common Stock Held in Escrow	164,554
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Interest Rate, Increase (Decrease)	1.00%
Temporary Equity Number Of Shares Redeemed	100,000
Questica Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 44,400,000
Share Price				$ 12.00
Escrow Deposit				$ 100,000
Common Stock Held in Escrow				800,000
Dividends Payable, Amount Per Share				$ 10.00
Questica Acquisition [Member] | Before Sixty Days [Member]
Business Acquisition [Line Items]
Temporary Equity Number Of Shares Redeemed				5,000,000
Dividend Rate				5.00%
Questica Acquisition [Member] | After Sixty Days [Member]
Business Acquisition [Line Items]
Temporary Equity Number Of Shares Redeemed				5,000,000
Dividend Rate				10.00%
Sherpa Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 4,200,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 100,000
Business Acquisition, Share Price	$ 10.00
Escrow Deposit	$ 900,000
Debt Instrument, Interest Rate, Stated Percentage	5.50%
Sherpa Acquisition [Member] | Maximum [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Sherpa Acquisition [Member] | Minimum [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
City Base Holders Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 62,200,000
Business Acquisition, Share Price	$ 10.00
Escrow Deposit	$ 2,100,000
Common Stock Held in Escrow	1,000,000
Debt Instrument, Interest Rate, Increase (Decrease)	1.00%
City Base Holders Acquisition [Member] | Maximum [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
City Base Holders Acquisition [Member] | Minimum [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
City Base Holders Acquisition [Member] | GTY Cayman [Member]
Business Acquisition [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 3,800,000
Exchangeable Shares [Member] | Bonfire Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Shares Exchange	2,161,741
Class A Exchangeable Shares [Member] | Questica Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Shares Exchange				2,600,000
Class B Exchangeable Shares [Member] | Questica Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Shares Exchange				1,000,000
Class C Exchangeable Shares [Member] | Questica Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Shares Exchange				500,000